Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Borrowings [Abstract]
Schedule of borrowings under the various debt facilities
	September 30, 2022	December 31, 2021
Senior Secured Credit Facility, term loan	$70,179	$73,869
Less: unamortized debt issuance costs	—	(724)
Less: current portion	(70,179)	(73,145)
Senior Secured Credit Facility, term loan, net of debt issuance costs	—	—
Senior Secured Credit Facility, working capital facility	7,500	7,500
Less: current portion	(7,500)	(7,500)
Senior Secured Credit Facility, working capital facility	—	—
OPAL Term Loan	91,223	75,000
Less: unamortized debt issuance costs	(1,975)	(2,485)
Less: current portion	(28,432)	(13,425)
OPAL Term Loan, net of debt issuance costs	60,816	59,090
Sunoma Loan	23,000	17,524
Less: unamortized debt issuance costs	(920)	(569)
Less: current portion	—	(756)
Sunoma Loan, net of debt issuance costs	22,080	16,199
Convertible Note Payable	27,964	58,710
Less: current portion	(27,964)	—
Convertible Note Payable	—	58,710
Municipality Loan	121	278
Less: current portion	(121)	(194)
Municipality Loan	—	84
Non-current borrowings total	$82,896	$134,083

Schedule of principal maturities of debt
	Senior Secured Credit Facility	OPAL Term Loan	Sunoma Loan	Convertible Note Payable (1)	Municipality Loan	Total
Three months ending December 31, 2022	$77,679	$7,633		$27,964	$55	$113,331
Fiscal year:
2023	—	27,732	953	—	66	28,751
2024	—	27,732	3,812	—	—	31,544
2025	—	28,126	3,812	—	—	31,938
2026	—	—	3,801		—	3,801
2027	—	—	10,622	—	—	10,622
	$77,679	$91,223	$23,000	$27,964	$121	$219,987

(1)	The Convertible Note Payable is redeemable on demand at the option of the Company or the lender.

Schedule of interest expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Senior Secured Credit Facility	$1,100	$716	$2,540	$2,050
Municipality loan	1	2	3	7
TruStar revolver credit facility	—	168	—	502
Convertible Note Payable mark-to-market (1)	(2,261)	1,362	(151)	2,250
Sunoma Loan(2)	424	—	1,335	—
OPAL Term Loan	1,107	—	2,850	—
Commitment fees and other finance fees	401	99	605	378
Amortization of deferred financing cost	616	201	1,514	678
Interest income on loan receivable	(612)	(194)	(1,512)	(206)
Total interest expense	$776	$2,354	$7,184	$5,659